Investment Properties (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Investment Property [Abstract]
Summary of Investment Properties
	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Carrying amount
Investment properties	$8,115	$8,048

Investment Properties
NT$
(In Millions)
Cost
Balance on January 1, 2015	$8,883
Disposal	—
Reclassification	175
Balance on December 31, 2015	$9,058
Accumulated depreciation and impairment
Balance on January 1, 2015	$(1,262)
Depreciation expense	(18)
Disposal	—
Reclassification	(18)
Reversal of impairment loss	142
Balance on December 31, 2015	$(1,156)
Cost
Balance on January 1, 2016	$9,058
Additions	—
Reclassification	137
Balance on December 31, 2016	$9,195
Accumulated depreciation and impairment
Balance on January 1, 2016	$(1,156)
Depreciation expense	(19)
Reclassification	(53)
Reversal of impairment loss	148
Balance on December 31, 2016	$(1,080)
Cost
Balance on January 1, 2017	$9,195
Reclassification	(60)
Balance on December 31, 2017	$9,135
Accumulated depreciation and impairment
Balance on January 1, 2017	$(1,080)
Depreciation expense	(21)
Reclassification	3
Reversal of impairment loss	11
Balance on December 31, 2017	$(1,087)

Estimated Service Lives of Investment Properties

Depreciation expense is computed using the straight-line method over the following estimated service lives:

Land improvements	8-30 years
Buildings
Main buildings	35-60 years
Other building facilities	4-10 years

Key Assumptions and Fair Values of Investment Properties

The fair values of the Company’s investment properties as of December 31, 2016 and 2017 were determined by Level 3 fair value measurements inputs based on the appraisal reports conducted by independent appraisers.  Those appraisal reports are based on the comparison approach, income approach or cost approach.  Key assumptions and the fair values were as follows:

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Fair value	$17,778	$17,728
Overall capital interest rate	1.46%-2.20%	1.46%-2.20%
Profit margin ratio	10%-20%	12%-20%
Discount rate	1.04%	1.04%
Capitalization rate	0.43%-1.78%	0.47%-1.69%